Changes in Contractual Commitments (Detail) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2014
Stock Issued During Period, Shares, Purchase of Assets (in Shares)					1,500,000
License Costs								$ 675,000
Purchase Commitment, Remaining Minimum Amount Committed	962,500				962,500			1,050,000			87,500
Other Inventory, Noncurrent	1,137,500				1,137,500
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction	1,000,000				1,000,000			1,000,000
Incentive Bonus Payment to One of the Participants as a Percentage of Net Proceeds from the Sale Transaction	1.40%				1.40%
Net Proceeds from the Sale Transaction, Threshold Amount	50,000,000				50,000,000
Maximum Additional Incentive Bonus Payment to One Participant	700,000				700,000
Other Operating Income (Expense), Net		882,537	120,895		882,537
Research and Development Expense	573,562			909,910	1,749,253	3,133,635	317,415	4,251,476	5,681,031	6,067,617
SponsoredResearchAgreementQuarterlyPaymentsAmount	79,354				79,354
Previous Purchase [Member]
License Costs					612,500
Additional Purchase [Member]
License Costs					$ 87,500